Short-Term Borrowings	12 Months Ended
Dec. 31, 2015
Short-Term Borrowings [Text Block]

SHORT-TERM BORROWINGS

As of December 31, 2015, short-term borrowings consist mainly of € 1,814 thousand of account receivables factored and for which the Company is supporting the collection risk and a loan in euro amounting to € 1,000 thousand with the following conditions:

	Amount	Maturation	Interest rate
EDAP-TMS France SAS	1,000	November 19, 2016	Euribor + 0,7%

As of December 31, 2014, short-term borrowings consist mainly of € 1,124 thousand of account receivables factored and for which the Company is supporting the collection risk and a loan in euro amounting to € 1,000 thousand with the following conditions:

	Amount	Maturation	Interest rate
EDAP-TMS France SAS	1,000	November 19, 2015	Euribor + 0,7%